Schedule of financial assets and impact of credit exposure (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Amortised cost fair value	$ 1
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value	58,313,065	$ 63,275,711	$ 77,239	$ 10,000
Credit risk [member] | Gross carrying amount [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value	58,313,065	63,275,711	77,239
Credit risk [member] | Credit loss allowance [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value
Credit risk [member] | Amortised cost fair value [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Amortised cost fair value	$ 58,313,065	$ 63,275,711	$ 77,239